Schedule of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other Assets, Noncurrent [Abstract]
Convertible bond	¥ 675,334	$ 98,223	¥ 0
Warrant	36,375	5,291	0
Others	21,096	3,068	17,361
Other non-current assets	¥ 732,805	$ 106,582	¥ 17,361